Subsequent Events (Details) - USD ($)						12 Months Ended
	Apr. 09, 2025	Mar. 03, 2025	Feb. 03, 2025	Jan. 04, 2025	Jul. 11, 2024	Dec. 31, 2024 [1]
Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued					11,250,000	1,437,500
Ordinary Shares [Member] | Subsequent Event [Member] | 2024 Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Shares issued		210,000	240,000	550,000
Forecast [Member] | Securities Purchase Agreements [Member]
Subsequent Events [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)
Forecast [Member] | Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Subsequent Events [Line Items]
Sale of stock	23,800,000
Sale of stock, price per share (in Dollars per share)	$ 0.3
Aggregate gross proceeds (in Dollars)	$ 7,140,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.